Note 9 - Other Disclosures - Loans and Advance Payments from Key Management Personnel and Other Related Parties (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Loans from key management personnel and other related parties	€ 2	€ 201	€ 191
Advance payments received from key management personnel*	47	52	0
Total	49	253	191
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Loans from key management personnel and other related parties	2	2	0
Other related parties [member]
Statement Line Items [Line Items]
Loans from key management personnel and other related parties	€ 0	€ 199	€ 191